GOODWILL AND INTANGIBLES (Schedule of Intangible Assets) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Goodwill [Line Items]
Finite-Lived Intangible Assets, Accumulated Amortization		$ 2,617	$ 2,620
Impairment charges	[1]	(3,236)	0
Foreign currency translation adjustment		(181)	(39)
Total intangibles assets		263	6,257
Customer Relationships [Member]
Goodwill [Line Items]
Finite-Lived Intangible Assets, Gross		13,983	13,983
Finite-Lived Intangible Assets, Accumulated Amortization		$ (10,302)	$ (7,687)

[1]	See also Note 2k.